Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communication Services - 6.8%
SK Telecom Co. Ltd. - ADR	93,417	$1,965,494
Tencent Holdings Ltd. - ADR	116,253	6,182,334
Vodafone Group PLC - ADR	216,394	1,837,185
		9,985,013

Consumer Discretionary - 12.4%
Alibaba Group Holding Ltd. - ADR	53,076	4,500,314
Coupang, Inc. (a)	124,946	2,746,313
Ferrari NV	9,106	3,868,593
Flutter Entertainment PLC (a)	13,162	3,401,719
InterContinental Hotels Group PLC - ADR (b)	17,440	2,178,605
MakeMyTrip Ltd. (a)	13,317	1,495,233
		18,190,777

Consumer Staples - 4.3%
Coca-Cola Femsa SAB de CV - ADR	18,836	1,467,136
Diageo PLC - ADR	14,403	1,831,053
Philip Morris International, Inc.	25,324	3,047,744
		6,345,933

Energy - 14.9%
Cameco Corp.	101,455	5,213,772
Canadian Natural Resources Ltd.	139,203	4,297,197
Enbridge, Inc.	104,199	4,421,164
Petroleo Brasileiro SA - ADR	342,752	4,407,791
TotalEnergies SE - ADR	36,355	1,981,347
YPF SA - ADR (a)	35,801	1,521,900
		21,843,171

Financials - 19.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	302,764	2,942,866
Banco Macro SA - ADR (b)(c)	20,582	1,991,514
Banco Santander SA - ADR	422,967	1,928,730
Bancolombia SA - ADR	96,850	3,051,744
Barclays PLC - ADR	401,701	5,338,606
Futu Holdings Ltd. - ADR	13,381	1,070,346
Grupo Financiero Galicia SA - ADR (c)	8,760	545,923
ICICI Bank Ltd. - ADR	145,583	4,347,109
Mitsubishi UFJ Financial Group, Inc. - ADR	319,363	3,742,934
NU Holdings Ltd./Cayman Islands - Class A (a)	182,623	1,891,974
Sumitomo Mitsui Financial Group, Inc. - ADR	153,472	2,223,809
		29,075,555

Health Care - 9.5%
AstraZeneca PLC - ADR	45,802	3,000,947
Novartis AG - ADR	38,590	3,755,193
Novo Nordisk AS - ADR (c)	20,792	1,788,528
Teva Pharmaceutical Industries Ltd. - ADR (a)(c)	246,601	5,435,086
		13,979,754

Industrials - 8.7%
Embraer SA - ADR (a)	91,013	3,338,357
Full Truck Alliance Co. Ltd. - ADR	128,935	1,395,077
RELX PLC - ADR (b)	111,806	5,078,228
Siemens AG - ADR	30,202	2,919,929
		12,731,591

Information Technology - 9.1%
ASML Holding NV (c)	2,130	1,476,260
Infosys Ltd. - ADR (b)	97,654	2,140,576
JinkoSolar Holding Co. Ltd. - ADR	30,209	752,204
SAP SE - ADR	21,179	5,214,482
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,324	3,816,297
		13,399,819

Materials - 10.4%
Agnico Eagle Mines Ltd.	47,350	3,703,244
BHP Group Ltd. - ADR (b)	14,056	686,354
CRH PLC	36,715	3,396,872
Gerdau SA - ADR	444,090	1,278,979
Rio Tinto PLC - ADR	22,961	1,350,336
Southern Copper Corp.	43,961	4,006,159
Wheaton Precious Metals Corp.	13,132	738,544
		15,160,488
TOTAL COMMON STOCKS (Cost $130,358,782)		140,712,101

AFFILIATED EXCHANGE TRADED FUNDS - 1.0%
Amplify Samsung SOFR ETF (d)	15,016	1,504,904
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,505,305)		1,504,904

SHORT-TERM INVESTMENTS - 5.3%
Investments Purchased with Proceeds from Securities Lending - 2.1%
First American Government Obligations Fund - Class X, 4.39% (e)	3,077,311	3,077,311

Money Market Funds - 3.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (e)	4,700,095	4,700,095
TOTAL SHORT-TERM INVESTMENTS (Cost $7,777,406)		7,777,406

TOTAL INVESTMENTS - 102.2% (Cost $139,641,493)		149,994,411
Liabilities in Excess of Other Assets - (2.2)%		(3,273,677)
TOTAL NET ASSETS - 100.0%		$146,720,734
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $2,982,575 which represented 2.0% of net assets.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	Affiliated company as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Security Name	Value at September 30, 2024	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2024	Ending Shares
Amplify Samsung SOFR ETF	1,383,036	121,993	0	0	(125)	17,009	1,504,904	15,016
	$1,383,036	$121,993	$0	$0	$(125)	$17,009	$1,504,904	15,016

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
ASML Holding NV, Expiration: 01/17/2025; Exercise Price: $830.00	$(693,080)	(10)	$(350)
Banco Macro SA, Expiration: 01/17/2025; Exercise Price: $120.00	(677,320)	(70)	(15,750)
Grupo Financiero Galicia SA
Expiration: 01/17/2025; Exercise Price: $80.00	(93,480)	(15)	(225)
Expiration: 01/17/2025; Exercise Price: $75.00	(218,120)	(35)	(613)
Novo Nordisk AS, Expiration: 01/10/2025; Exercise Price: $92.00	(860,200)	(100)	(1,550)
Teva Pharmaceutical Industries Ltd.
Expiration: 01/17/2025; Exercise Price: $23.00	(551,000)	(250)	(5,375)
Expiration: 01/17/2025; Exercise Price: $22.00	(1,653,000)	(750)	(43,500)
Total Call Options			(67,363)
TOTAL WRITTEN OPTIONS (Premiums received $64,054)			$(67,363)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify CWP International Enhanced Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$140,712,101	$–	$–	$140,712,101
Affiliated Exchange Traded Funds	1,504,904	–	–	1,504,904
Investments Purchased with Proceeds from Securities Lending	3,077,311	–	–	3,077,311
Money Market Funds	4,700,095	–	–	4,700,095
Total Investments	$149,994,411	$–	$–	$149,994,411

Liabilities:
Investments:
Written Options	$–	$(67,363)	$–	$(67,363)
Total Investments	$–	$(67,363)	$–	$(67,363)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United Kingdom	$20,614,960	14.0%
Canada	18,373,921	12.5
China	12,829,929	8.7
Brazil	10,917,101	7.5
Germany	8,134,411	5.5
India	7,982,918	5.5
Japan	5,966,743	4.0
Israel	5,435,086	3.7
Spain	4,871,596	3.3
Argentina	4,059,337	2.8
Italy	3,868,593	2.6
Taiwan	3,816,297	2.6
Switzerland	3,755,193	2.6
Colombia	3,051,744	2.1
France	1,981,347	1.4
South Korea	1,965,494	1.3
Denmark	1,788,528	1.2
Netherlands	1,476,260	1.0
Mexico	1,467,136	1.0
Hong Kong	1,070,346	0.7
Australia	686,354	0.5
United States	25,813,754	17.7
Liabilities in Excess of Other Assets	(3,206,314)	(2.2)
	$146,720,734	100.0%

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.